Income taxes - Cash taxes paid (net of refunds received) by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canada	$ 4,674	$ 911
Provincial	2,804	144
Foreign	2,864	9,671
Cash taxes paid	$ 10,342	$ 10,726